Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
October 31, 2021 (Unaudited)
	Principal
	Amount	Value
Bank Loans ― 0.88%
BJ Services LLC, 0.000%, 1/3/2023 (a)	$1,900,000	$1,862,000
JUUL Term Loan, 9.500% (3 Month LIBOR USB + 9.000%), 8/2/2023 (b)	935,375	911,991
Premier Brands, 8.135% (3 Month LIBOR USD + 8.250%), 3/20/2024 (b)	472,568	437,125
TOTAL BANK LOANS (Cost ― $3,298,215)		$3,211,116

Investment Companies ― 0.10%
Affiliated Closed-End Funds ― 0.10%	Shares
Angel Oak Dynamic Financial Strategies Income Term Trust	18,000	364,187
TOTAL INVESTMENT COMPANIES (Cost ― $350,506)		$364,187

Common Stocks ― 0.60%
Financial ― 0.60%
AGNC Investment Corp.	30,500	485,560
Annaly Capital Management, Inc.	60,000	507,600
Ellington Financial, Inc.	15,750	286,335
New Residential Investment Corp.	25,000	284,000
PennyMac Mortgage Investment Trust	13,000	261,950
Redwood Trust, Inc.	25,750	349,170
TOTAL COMMON STOCKS (Cost ― $2,020,603)		$2,174,615
	Principal
Convertible Obligations ― 0.28%	Amount
Financial ― 0.28%
FedNat Holding Co., 5.000%, 4/19/2026 (c)	$1,000,000	1,000,000
TOTAL CONVERTIBLE OBLIGATIONS - (Cost ― $1,000,000)		$1,000,000

Corporate Obligations ― 107.95%
Financial ― 107.95%
A10 Capital LLC, 5.875%, 8/17/2026 (c)	3,000,000	3,020,290
Allegiance Bancshares, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (b)	1,750,000	1,811,635
Alpine Banks of Colorado, 5.875% (SOFR + 5.690%), 6/15/2030 (b)(c)	4,000,000	4,247,101
Ameris Bancorp, 5.750% (3 Month LIBOR USD + 3.616%), 3/15/2027 (b)	2,510,000	2,551,382
Ameris Bancorp, 4.250% (SOFR + 2.940%), 12/15/2029 (b)	2,250,000	2,304,646
Amur Equipment Finance, Inc., 6.125%, 3/15/2026 (c)	1,500,000	1,501,416
ANB Corp., 4.000% (SOFR + 3.875%), 9/30/2030 (b)(c)	1,500,000	1,514,873
Arbor Realty Trust, Inc., 5.000%, 4/30/2026	1,000,000	1,002,442
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (c)	1,500,000	1,472,891
Avidbank Holdings, Inc., 5.000% (SOFR + 3.595%), 12/30/2029 (b)(c)(d)	6,000,000	6,110,622
B. Riley Financial, Inc., 6.500%, 9/30/2026 (e)	298,650	317,883
B. Riley Financial, Inc., 5.500%, 3/31/2026 (e)	500,000	547,800
B. Riley Financial, Inc., 6.000%, 1/31/2028 (e)	3,000,000	3,132,000
Banc of California, Inc., 5.250%, 4/15/2025 (d)	3,000,000	3,142,416
BancPlus Corp., 6.000% (SOFR + 5.860%), 6/15/2030 (b)(c)(d)	5,000,000	5,385,562
Bank of Commerce Holdings, 5.385% (3 Month LIBOR USD + 5.260%), 12/10/2025 (b)(c)	6,500,000	6,500,407
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (b)	9,000,000	9,268,705
BankGuam Holding Co., 4.750% (SOFR + 4.130%), 7/1/2031 (b)(c)	1,500,000	1,480,436
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (b)(c)	5,000,000	5,099,241
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (b)	7,500,000	7,669,759
Bar Harbor Bankshares, 4.625% (SOFR + 3.270%), 12/1/2029 (b)(d)	6,000,000	6,191,272
Beal Trust I, 3.779% (6 Month LIBOR USD + 3.625%), 7/30/2037 (b)(f)(g)	5,000,000	4,167,050
Big Poppy Holdings, Inc., 6.500%, 7/1/2027	1,500,000	1,560,000
Business Development Corp. of America, 4.850%, 12/15/2024 (c)(d)	2,000,000	2,138,548
Byline Bancorp, Inc., 6.000% (SOFR + 5.880%), 7/1/2030 (b)(d)	5,000,000	5,330,888
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (b)	2,000,000	2,110,997
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (b)(d)	3,000,000	3,086,182
CB&T Holding Corp., 6.250% (SOFR + 6.015%), 12/15/2030 (b)(c)	2,500,000	2,675,000
CenterState Bank Corp., 5.750% (SOFR + 5.617%), 6/1/2030 (b)	1,000,000	1,099,770
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (b)(c)	5,000,000	5,082,637
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (c)	3,000,000	3,007,360
Clear Street Capital LLC, 6.000%, 10/15/2025 (c)(d)	2,500,000	2,529,519
CoastalSouth Bancshares, Inc., 5.950% (SOFR + 5.820%), 9/15/2030 (b)(c)	1,000,000	1,004,028
Commercial Credit Group, Inc., 4.875%, 5/30/2026 (c)	500,000	495,648
Community Financial Corp., 4.750% (SOFR + 4.580%), 10/15/2030 (b)	1,000,000	1,019,344
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (b)(c)	4,500,000	4,600,632
Congressional Bancshares, Inc., 5.750% (SOFR + 4.390%), 12/1/2029 (b)(c)	2,000,000	2,035,151
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (b)	500,000	512,481
ConnectOne Bancorp, Inc., 5.750% (SOFR + 5.605%), 6/15/2030 (b)	2,000,000	2,127,169
Cowen, Inc., 7.250%, 5/6/2024 (c)	4,000,000	4,295,500
CRB Group, Inc., 6.500% (SOFR + 6.380%), 9/1/2030 (b)(c)	1,750,000	1,931,445
Customers Bancorp, Inc., 2.875% (SOFR + 2.350%), 8/15/2031 (b)	1,000,000	988,850
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (b)(c)	2,000,000	2,150,359
Durant Bancorp, Inc., 5.875% (3 Month LIBOR USD + 3.742%), 3/15/2027 (b)(c)	1,200,000	1,212,325
Empire Bancorp, Inc., 7.375%, 12/17/2025 (c)	3,000,000	3,027,284
Enterprise Bancorp, Inc., 5.250% (SOFR + 5.175%), 7/15/2030 (b)	1,500,000	1,632,648
Equity Bancshares, Inc., 7.000% (SOFR + 6.880%), 6/30/2030 (b)	6,000,000	6,759,374
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (b)	2,000,000	2,126,673
FedNat Holding Co., 7.750%, 3/15/2029	5,000,000	5,350,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (b)(d)	12,000,000	12,691,496
Fidelity Federal Bancorp, 6.000% (SOFR + 4.650%), 11/1/2029 (b)(c)(d)	2,000,000	2,070,909
Fidelity Federal Bancorp, 4.500% (SOFR + 3.840%), 3/30/2031 (b)(c)	1,000,000	989,931
Fidelity Financial Corp., 5.750% (3 Month LIBOR USD + 3.910%), 9/30/2027 (b)(c)	5,000,000	5,076,848
Financial Institutions, Inc., 4.375% (SOFR + 4.265%), 10/15/2030 (b)	2,000,000	1,999,565
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (b)	2,000,000	2,068,431
First Bancshares, Inc., 4.250% (SOFR + 4.126%), 10/1/2030 (b)	1,000,000	1,041,807
First Bank, 5.500% (SOFR + 5.380%), 6/1/2030 (b)	1,500,000	1,562,251
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (b)(c)	11,000,000	11,186,971
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (b)(e)	7,427,800	7,923,977
First Midwest Capital Trust I, 6.950%, 12/1/2033	1,761,000	1,937,100
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (b)	1,000,000	991,992
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (b)(c)	2,250,000	2,289,836
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (b)(c)	7,000,000	7,208,571
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (b)	2,500,000	2,550,091
Firstsun Capital Bancorp, 6.000% (SOFR + 5.890%), 7/1/2030 (b)(c)(d)	4,000,000	4,278,208
Georgia Banking Co., Inc., 4.125% (SOFR + 3.400%), 6/15/2031 (b)(c)	1,000,000	985,147
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	7,382,000	7,086,720
Hanmi Financial Corp., 3.750% (SOFR + 3.100%), 9/1/2031 (b)	3,500,000	3,575,363
Happy Bancshares, Inc., 5.500% (SOFR + 5.345%), 7/31/2030 (b)(c)	4,500,000	4,727,718
HBT Financial, Inc., 4.500% (SOFR + 4.370%), 9/15/2030 (b)(c)(d)	3,000,000	3,018,553
Home BancShares, Inc., 5.625% (3 Month LIBOR USD + 3.575%), 4/15/2027 (b)	950,000	964,421
Horizon Bancorp, Inc., 5.625% (SOFR + 5.490%), 7/1/2030 (b)	2,000,000	2,195,616
Independent Bank Corp., 5.950% (SOFR + 5.825%), 5/31/2030 (b)(c)	1,000,000	1,072,964
Independent Bank Group, Inc., 4.000% (SOFR + 3.885%), 9/15/2030 (b)	1,500,000	1,586,239
Investar Holding Corp., 5.125% (SOFR + 3.752%), 12/30/2029 (b)(c)	4,000,000	4,088,736
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (b)(c)	3,000,000	3,015,063
Kingstone Cos, Inc., 5.500%, 12/30/2022	2,995,000	2,949,819
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (b)	2,000,000	2,097,664
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (b)(c)	5,000,000	5,080,698
Luther Burbank Corp., 6.500%, 9/30/2024 (c)(d)	5,000,000	5,628,592
Malvern Bancorp, Inc., 6.125% (3 Month LIBOR USD + 4.145%), 2/15/2027 (b)	1,250,000	1,258,200
Maple Financial Holdings, Inc., 5.000% (SOFR + 4.670%), 2/15/2031 (b)(c)	1,000,000	995,384
Meridian Corp., 5.375% (SOFR + 3.950%), 12/30/2029 (b)(d)	4,000,000	4,114,923
Metropolitan Bank Holding Corp., 6.250% (3 Month LIBOR USD + 4.260%), 3/15/2027 (b)(c)	1,000,000	1,009,230
MidWestOne Financial Group, Inc., 5.750% (SOFR + 5.680%), 7/30/2030 (b)	2,500,000	2,700,148
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (c)	5,000,000	5,035,959
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (b)(c)	7,000,000	7,125,767
NexBank Capital, Inc., 6.375% (3 Month LIBOR USD + 4.585%), 9/30/2027 (b)(c)	1,000,000	1,034,925
NexBank Capital, Inc., 4.000% (SOFR + 3.390%), 8/15/2031 (b)(c)	2,000,000	1,968,720
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (b)(c)	4,000,000	4,156,749
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (b)(c)(d)	4,000,000	4,091,992
Northwest Bancshares, Inc., 4.000% (SOFR + 3.890%), 9/15/2030 (b)	1,000,000	1,016,810
Oakstar Bancshares, Inc., 4.250% (SOFR + 3.516%), 4/15/2031 (b)(c)	1,000,000	1,007,905
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (c)	2,000,000	2,060,000
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (c)	3,500,000	4,144,354
Olney Bancshares of Texas, Inc., 4.000% (SOFR + 3.320%), 3/15/2031 (b)(c)	1,000,000	991,331
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (b)	2,500,000	2,632,458
Pacific Premier Bancorp, Inc., 5.375% (SOFR + 5.170%), 6/15/2030 (b)	5,000,000	5,373,289
Pacific Western Bank, 3.250% (SOFR + 2.520%), 5/1/2031 (b)	2,000,000	2,016,228
Premia Holdings Ltd., 6.900%, 9/23/2030 (c)(f)	6,000,000	6,105,000
Queensborough Co., 6.000% (SOFR + 5.880%), 10/15/2030 (b)(c)	2,000,000	2,097,303
RBB Bancorp, 4.000% (SOFR + 3.290%), 4/1/2031 (b)	1,500,000	1,515,772
Ready Capital Corp., 6.200%, 7/30/2026 (e)	5,000,000	5,170,000
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (b)	4,000,000	4,084,376
River Financial Corp., 4.000% (SOFR + 3.420%), 3/15/2031 (b)(c)	1,000,000	1,021,479
Sandy Spring Bancorp, Inc., 4.250% (SOFR + 2.882%), 11/15/2029 (b)	1,000,000	1,027,535
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (b)	250,000	262,266
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (b)(c)(d)	3,800,000	3,869,744
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (b)(c)(d)	2,190,000	2,259,933
Southern Financial Corp., 4.875% (SOFR + 3.930%), 10/20/2031 (b)(c)	1,500,000	1,500,000
Spirit of Texas Bancshares, Inc., 6.000% (SOFR + 5.920%), 7/31/2030 (b)(c)	2,500,000	2,665,593
Sterling Bancorp, 4.000% (SOFR + 2.530%), 12/30/2029 (b)	200,000	207,685
Sterling Bancorp, Inc., 5.944% (3 Month LIBOR USD + 5.820%), 4/15/2026 (b)(c)	2,700,000	2,701,485
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (b)(c)	4,000,000	4,070,308
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (c)	4,000,000	3,933,071
Trinity Cap, Inc., 7.000%, 1/16/2025 (e)	2,000,000	2,094,400
Triumph Bancorp, Inc., 4.875% (SOFR + 3.592%), 11/27/2029 (b)	8,000,000	8,353,547
Tulsa Valley Bancshares Corp., 5.000% (SOFR + 4.210%), 4/15/2031 (b)(c)	1,250,000	1,237,497
United Insurance Holdings Corp., 6.250%, 12/15/2027	4,500,000	4,735,675
US Metro Bancorp, Inc., 5.650% (SOFR + 5.430%), 11/1/2030 (b)(c)	1,000,000	1,039,012
Veritex Holdings, Inc., 4.750% (SOFR + 3.470%), 11/15/2029 (b)	1,750,000	1,813,448
Volunteer State Bancshares, Inc., 5.750% (SOFR + 4.365%), 11/15/2029 (b)(c)	2,000,000	2,051,034
White River Bancshares Co., 5.875% (SOFR + 4.420%), 12/31/2029 (b)(c)	5,000,000	5,110,123
Wintrust Financial Corp., 4.850%, 6/6/2029	5,000,000	5,455,072
WT Holdings, Inc., 7.000%, 4/30/2023 (c)	2,700,000	2,781,967
TOTAL CORPORATE OBLIGATIONS - (Cost ― $381,175,768)		$392,168,635

Preferred Stocks ― 4.85%	Shares
Financial ― 2.48%
Clear Street Group, Inc., 7.000% (c)(h)	40,000	1,000,000
CNB Financial Corp., 7.125%	20,000	557,000
First Citizens BancShares, Inc., 5.375%	140,000	3,850,000
Level One Bancorp, Inc., 7.500%	20,000	547,400
Northpointe Bancshares, Inc. 8.250% (SOFR + 7.990%)(b)(c)	40,000	1,072,600
TriState Capital Holdings, Inc., 6.750% (3 Month LIBOR USD + 3.985%) (b)	37,374	992,093
United Fidelity Bank, 7.000% (c)	1,000	1,000,000
		9,019,093
Real Estate Investment Trust ― 2.37%
Arbor Realty Trust, Inc., 6.250%	40,000	1,026,800
Dynex Capital, Inc., 6.900% (3 Month LIBOR USD + 5.461%) (b)	40,000	1,035,200
Inpoint Commercial Real Estate Income, Inc., 6.750%	80,000	1,996,000
Lument Finance Trust, Inc., 7.875%	40,000	1,022,708
New Residential Investment Corp., 7.000% (H15T5Y + 6.223%) (b)	140,000	3,535,000
		8,615,708
TOTAL PREFERRED STOCKS (Cost ― $16,914,279)		$17,634,801

Private Investment ― 0.04%
Whitebox Asymmetric Opportunities Fund, LP (f)	N/A	149,233
TOTAL PRIVATE INVESTMENT (Cost ― $136,127)		$149,233

Short Term Investments ― 19.52%
Money Market Funds ― 19.52%
First American Government Obligations Fund, Class U, 0.026% (i)	70,920,391	70,920,391
TOTAL SHORT TERM INVESTMENTS (Cost ― $70,920,391)		$70,920,391
TOTAL INVESTMENTS ― 134.22% (Cost ― $475,815,889)		$487,622,978
Liabilities in Excess of Other Assets ― (34.22%)		(124,317,723)
NET ASSETS ― 100.00%		$363,305,255

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
H15T5Y:	5 Year Treasury Note Constant Maturity Rate

(a)	Non-income producing security. Item identified as in default as to the payment of interest.
(b)
Variable or floating rate security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of October 31, 2021.

(c)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At October 31, 2021, the value of these securities amounted to $213,375,485 or 58.73% of net assets.

(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2021, the value of securities pledged amounted to $75,939,359.
(e)	Security issued as a “Baby Bond”, with a par value of $25 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.
(f)	As of October 31, 2021, the Fund has fair valued these securities. The value of these securities amounted to $10,421,283 or 2.87% of net assets.
(g)
Security issued as a “Trust Preferred Security”, with a par value of $1,000 per bond. The principal balance disclosed above represents the issuer’s outstanding principal that corresponds to the bonds held in the Fund.

(h)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2021.
(i)	Rate disclosed is the seven day yield as of October 31, 2021.

Schedule of Open Reverse Repurchase Agreements

	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Lucid Management and Capital Partners LP	1.338%	10/14/2021	11/10/2021	$14,546,582	$14,532,000
Lucid Management and Capital Partners LP	1.377%	10/14/2021	1/13/2022	29,696,991	29,594,000
					$44,126,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations, whole loans, and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Participation Loans are priced by a third-party pricing service. These firms primarily obtain their market color from model inputs based on business, economic, market, and other conditions. The principal sources of information used to conduct valuation include historical and projected financial information, governing legal documents, discussions with related personnel, remittance data and various other documents and schedules available from public or private sources. These securities will be categorized as Level 2 securities.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the"Adviser") the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund's net assets as of October 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	-	3,211,116	-	3,211,116
Investment Companies	364,187	-	-	364,187
Common Stocks	2,174,615	-	-	2,174,615
Convertible Obligations	-	1,000,000	-	1,000,000
Corporate Obligations	-	381,896,585	10,272,050	392,168,635
Preferred Stocks	12,465,708	5,169,093	-	17,634,801
Private Investment Fund^	-	-	-	149,233
Short-Term Investments	70,920,391	-	-	70,920,391
Total	85,924,901	391,276,794	10,272,050	487,622,978
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements	$ -	$ 44,126,000	$ -	$ 44,126,000

^The private investment measured at fair value using the net asset value (or its equivalent) has not been classified in the fair value levels. The fair value amount presented in the table is intended to permit reconciliation to the amount presented in the Schedule of Investments. The Fund's interest in the fund can be redeemed without penalty over five quarters. As of October 31, 2021, the Fund has received liquidating distributions that represent 97.4% of its initial investment.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2021, the Fund recognized $6,105,000 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in market activity. During the period ended October 31, 2021, the Fund recognized $7,086,720 of transfers from Level 3 to Level 2. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2021	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/21
Corporate Obligations	$ 10,488,506	$ 1,871	$ -	$ 763,393	$ -	$ -	$ 6,105,000	$ (7,086,720)	$ 10,272,050

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2021, is ($55,065).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/21	Valuation Techniques	Unobservable Input	Range / Weighted Average Unobservable Input*
Corporate Obligations	$ 4,167,050	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$833.41
Corporate Obligations	$ 6,105,000	Broker Quote	Third Party	$101.75

*Input presents information for one security and reflects the value as of October 31, 2021.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	-	14,532,000	29,594,000	-	44,126,000
Total	$ -	$ 14,532,000	$ 29,594,000	$ -	$ 44,126,000

Transactions with Affiliates

The Fund's ownership of shares of affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment advisor or where the investee Fund’s investment advisor is under common control with the Fund’s investment advisor.

The Fund had the following investments in affiliates during the period ended October 31, 2021:

					Period Ended October 31, 2021
Security Name	Value as of February 1, 2021	Purchases	Sales / Return of Capital	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of October 31, 2021	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Dynamic Financial Strategies Income Term Trust	$ 329,400	$ -	$ (3,905)	$ 38,692	$ 364,187	18,000	$ 22,104	$ -
Total	$ 329,400	$ -	$ (3,905)	$ 38,692	$ 364,187	18,000	$ 22,104	$ -